Income Tax - Schedule of Reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate (Details) - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of the U.S. federal statutory income tax rate to the Company [Abstract]
Expected tax benefit at U.S. statutory rate (21%), Amount						$ 88,381
Expected tax benefit at U.S. statutory rate (21%), Effective Rate						21.00%
State and local income taxes, net of federal benefit, Amount	[1]					$ (142,378)
State and local income taxes, net of federal benefit, Effective Rate	[1]					(33.80%)
Foreign statutory rate differential, Amount	[2]					$ 249,971
Foreign statutory rate differential, Effective Rate	[2]					59.40%
Change in fair value of contingent consideration, Amount	[3]					$ (711,326)
Change in fair value of contingent consideration, Effective Rate	[3]					(169.00%)
Tax credits, Amount
Tax credits, Effective Rate
Acquisitions and dispositions, Amount
Acquisitions and dispositions, Effective Rate
Non-deductible expenses and permanent differences, Amount						$ 107
Changes in valuation allowance:, Amount						$ 17,751
Changes in valuation allowance:, Effective Rate						4.20%
Total provision (benefit) for income taxes, Amount		$ 100,000	$ (497,495,000)			$ (497,495)
Total provision (benefit) for income taxes, Effective Rate						(118.20%)

[1]	(The state and local income tax category of $(142,378) represents the estimated state income tax effect on the Company’s U.S. operations for the year ended December 31, 2025, computed at the Florida statutory corporate income tax rate of 5.5%, net of federal benefit. The State of Florida, where Telvantis Voice Services, Inc. conducts its operations, constitutes substantially all — greater than 50% — of the Company’s state and local income tax effect for the year ended December 31, 2025.
[2]	The foreign statutory rate differential of $249,971 (59.4%) is attributable to 42 Telecom MT Ltd., a Malta-incorporated subsidiary acquired August 1, 2025. Malta imposes corporate income tax at a statutory rate of 35%. The differential represents the excess of the Malta statutory rate over the U.S. federal statutory rate of 21%, applied to 42 Telecom MT Ltd.’s post-acquisition pre-tax income approximately $1,785,000. The remaining foreign subsidiaries — 42 Telecom AB Ltd. (Sweden), 42 Telecom UK Ltd. (United Kingdom), and Arcus Technologies Ltd. (Malta) — generated pre-tax losses during the post-acquisition period and had no income tax expense, resulting in no material rate differential.
[3]	Represents the tax effect of a $3,387,266 non-cash gain from the change in fair value of contingent consideration recognized in connection with the Company’s business combinations. This item is not deductible for U.S. federal income tax purposes and represents a permanent difference.